Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Liabilities
Schedule of Components of other current liabilities

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Payables to suppliers	122,623	126,192	18,045
Accrued expenses	60,753	45,810	6,551
Advance from customers	26,981	25,335	3,623
Deposits from other business	11,673	12,711	1,818
Payable to individual investors of other business	15,381	3,843	550
Payable for purchases of property and equipment	30,749	25,888	3,702
Other tax payable	41,833	27,646	3,953
Operating lease liability - current	44,888	39,185	5,603
Payable for litigation	44,548	—	—
Other payables	4,859	5,630	805
Total	404,288	312,240	44,650